Shareholders' Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrant Outstanding Activity [Roll Forward]
Warrants outstanding, Beginning Balance	5,853,861	682,693
Issuances	12,385,143	8,178,580
Expired	(42,465)
Exercised	(9,481,668)	(3,007,412)
Warrants outstanding, Ending Balance	8,714,871	5,853,861